Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Schedule of earnings per share
	2020	2019	2018
	£’000	£’000	£’000
Earnings for the purposes of basic and diluted earnings per share, being loss for the year from continuing operations	(98,878)	(17,964)	(179)
Dilutive effect of share options, note 25	—	—	—
Dilutive earnings per share denominator	149,109,163	97,769,783	70,681,818

Basic earnings per share	£(0.66)	£(0.18)	£(0.00)
Diluted earnings per share	£(0.66)	£(0.18)	£(0.00)